Amortization of Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 178.2	$ 173.5	$ 171.1
Amortization Expense 2013	177.4
Amortization Expense 2014	173.6
Amortization Expense 2015	166.3
Amortization Expense 2016	162.2
Amortization Expense 2017	$ 161.6